UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 17.77%, relative to a 18.40% return for the S&P 500® Index, the Fund’s benchmark index.
ILIM Commentary
2020 was a positive year for U.S. equities with the S&P 500 Index closing the year at a record high, following the coronavirus induced turbulence early in the year. The strong gains reflected unprecedented fiscal and monetary stimulus as the Federal Reserve (“Fed”) and Capitol lawmakers scrambled to support growth following the coronavirus outbreak.
U.S. equities began 2020 on a strong footing following continued improvement in economic news flow and the formal signing of the U.S.-China trade deal. News of a rapidly deteriorating Covid-19 situation began to cause unease across markets by mid-February. This led to a significant correction in equities in the first quarter of 2020, as the restrictions put in place to contain the spread of the coronavirus contributed to a sharp slowing in growth and the onset of recession. After falling 34% in less than five weeks, equities rebounded from late March on the back of unprecedented levels of fiscal and monetary stimulus announced to support the economy.
The market continued to rally through the summer and into the fall recovering all the losses experienced in February and March. The rebound was supported by ongoing accommodative monetary policies as the Fed cut interest rates to essentially zero and launched an open-ended quantitative easing program to shelter the economy from the effects of the virus. Equities experienced some profit taking in the fall as signs of a slowing in global growth momentum caused worry among investors. Concerns over the possibility of some fading of fiscal stimulus into year-end and growing fears over the potential for a contested or delayed U.S. presidential election result in November pushed markets down.
Following this correction equities enjoyed a strong end to the year as the removal of uncertainty surrounding the U.S. presidential election and the successful conclusion of several Covid-19 vaccine trials spurred a sharp market rally. December saw the beginning of Covid-19 vaccination programs and the year finished on a high with a $900 billion U.S. stimulus package contributing to the strong close for equity markets in 2020.
During the year, the S&P 500® Growth Index posted a strong outperformance, rising 33.5% while the S&P 500® Value Index underperformed at 1.3%. The value index fell further in the quarter one collapse versus the growth index, and lagged growth when markets rebounded due to the impressive performance of well-known growth names including Microsoft, Apple, Amazon and Facebook. Despite a late surge in quarter four, value stocks suffered one of their worst years on record relative to growth stocks.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	18.27%	15.01%	12.98%
Investor Class	17.77%	14.59%	13.24%
Class L	17.30%	14.25%	13.40%
(a) Institutional Class inception date was May 1, 2015.
(b) Class L inception date was July 29, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2020 (unaudited)
Sector	Percentage of Fund Investments
Technology	23.18%
Consumer, Non-cyclical	20.88
Communications	16.23
Financial	14.46
Consumer, Cyclical	9.72
Industrial	8.25
Utilities	2.76
Energy	2.28
Basic Materials	2.11
Government Money Market Mutual Funds	0.01
Short Term Investments	0.12
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,221.30	$0.95
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	$0.87
Investor Class
Actual	$1,000.00	$1,218.60	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64
Class L
Actual	$1,000.00	$1,214.80	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01
* Expenses are equal to the Fund's annualized expense ratio of 0.17% for the Institutional Class, 0.52% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.09%
19,675	Air Products and Chemicals Inc	$ 5,375,603
9,436	Albemarle Corp	1,391,999
9,965	Celanese Corp	1,294,852
19,619	CF Industries Holdings Inc	759,451
65,399	Dow Inc	3,629,645
65,327	DuPont de Nemours Inc	4,645,403
12,521	Eastman Chemical Co	1,255,606
22,107	Ecolab Inc	4,783,071
11,597	FMC Corp	1,332,843
127,536	Freeport-McMoRan Inc	3,318,487
9,404	International Flavors & Fragrances Inc	1,023,531
33,755	International Paper Co	1,678,299
46,723	Linde PLC	12,311,978
22,987	LyondellBasell Industries NV Class A	2,106,988
28,086	Mosaic Co	646,259
71,026	Newmont Corp	4,253,747
25,880	Nucor Corp	1,376,557
21,307	PPG Industries Inc	3,072,896
7,277	Sherwin-Williams Co	5,347,940
		59,605,155
Communications — 16.08%
26,717	Alphabet Inc Class A(a)	46,825,283
25,784	Alphabet Inc Class C(a)	45,170,474
37,908	Amazon.com Inc(a)	123,463,702
4,906	Arista Networks Inc(a)	1,425,536
634,357	AT&T Inc	18,244,107
3,645	Booking Holdings Inc(a)	8,118,399
12,772	CDW Corp	1,683,222
92,391	CenturyLink Inc	900,812
12,988	Charter Communications Inc Class A(a)	8,592,211
376,155	Cisco Systems Inc	16,832,936
406,455	Comcast Corp Class A	21,298,242
66,913	Corning Inc	2,408,868
13,465	Discovery Inc Class A(a)(b)	405,162
24,334	Discovery Inc Class C(a)	637,308
21,786	DISH Network Corp Class A(a)	704,559
58,296	eBay Inc	2,929,374
10,789	Etsy Inc(a)	1,919,471
12,146	Expedia Group Inc	1,608,130
5,318	F5 Networks Inc(a)	935,649
213,793	Facebook Inc Class A(a)	58,399,696
27,966	Fox Corp Class A	814,370
15,053	Fox Corp Class B	434,731
33,732	Interpublic Group of Cos Inc	793,377
26,529	Juniper Networks Inc	597,168
14,760	Motorola Solutions Inc	2,510,086
39,329	Netflix Inc(a)	21,266,370
36,966	News Corp Class A	664,279
13,531	News Corp Class B	240,446
53,013	NortonLifeLock Inc	1,101,610
19,114	Omnicom Group Inc	1,192,140
Shares		Fair Value
Communications — (continued)
51,931	T-Mobile US Inc(a)	$ 7,002,895
70,151	Twitter Inc(a)	3,798,677
8,874	VeriSign Inc(a)	1,920,334
368,374	Verizon Communications Inc	21,641,973
48,705	ViacomCBS Inc Class B	1,814,748
160,861	Walt Disney Co(a)	29,144,796
		457,441,141
Consumer, Cyclical — 9.62%
6,101	Advance Auto Parts Inc	960,969
11,053	Alaska Air Group Inc	574,756
54,156	American Airlines Group Inc(b)	854,040
23,734	Aptiv PLC	3,092,303
2,063	AutoZone Inc(a)	2,445,563
20,859	Best Buy Co Inc	2,081,520
21,410	BorgWarner Inc	827,282
13,980	CarMax Inc(a)	1,320,551
65,943	Carnival Corp	1,428,325
2,465	Chipotle Mexican Grill Inc(a)	3,418,240
18,890	Copart Inc(a)	2,403,753
39,278	Costco Wholesale Corp	14,799,165
13,396	Cummins Inc	3,042,232
11,590	Darden Restaurants Inc	1,380,601
55,487	Delta Air Lines Inc	2,231,132
21,810	Dollar General Corp	4,586,643
21,380	Dollar Tree Inc(a)	2,309,895
3,546	Domino's Pizza Inc	1,359,749
28,993	DR Horton Inc	1,998,198
50,178	Fastenal Co	2,450,192
347,852	Ford Motor Co	3,057,619
20,043	Gap Inc	404,668
111,560	General Motors Co	4,645,358
12,869	Genuine Parts Co	1,292,434
34,284	Hanesbrands Inc	499,861
11,804	Hasbro Inc	1,104,146
25,059	Hilton Worldwide Holdings Inc	2,788,064
95,840	Home Depot Inc	25,457,021
20,126	L Brands Inc	748,486
29,734	Las Vegas Sands Corp	1,772,146
12,700	Leggett & Platt Inc	562,610
23,929	Lennar Corp Class A	1,824,108
13,390	Live Nation Entertainment Inc(a)	983,897
26,153	LKQ Corp(a)	921,632
65,228	Lowe's Cos Inc	10,469,746
23,316	Marriott International Inc Class A	3,075,847
66,330	McDonald's Corp	14,233,091
36,399	MGM Resorts International	1,146,932
5,669	Mohawk Industries Inc(a)	799,046
35,401	Newell Brands Inc	751,563
111,704	NIKE Inc Class B	15,802,765
23,285	Norwegian Cruise Line Holdings Ltd(a)(b)	592,137
307	NVR Inc(a)	1,252,517
6,450	O'Reilly Automotive Inc(a)	2,919,077

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Cyclical — (continued)
30,739	PACCAR Inc	$ 2,652,161
3,612	Pool Corp	1,345,470
25,159	PulteGroup Inc	1,084,856
6,305	PVH Corp	591,976
4,762	Ralph Lauren Corp	494,010
31,528	Ross Stores Inc	3,871,954
16,183	Royal Caribbean Cruises Ltd	1,208,708
51,018	Southwest Airlines Co	2,377,949
104,483	Starbucks Corp	11,177,591
24,601	Tapestry Inc	764,599
44,579	Target Corp	7,869,531
67,429	Tesla Inc(a)	47,582,622
10,001	Tiffany & Co	1,314,631
106,881	TJX Cos Inc	7,298,904
10,754	Tractor Supply Co	1,511,797
5,014	Ulta Beauty Inc(a)	1,439,820
13,854	Under Armour Inc Class A(a)	237,873
15,081	Under Armour Inc Class C(a)	224,405
22,823	United Airlines Holdings Inc(a)(b)	987,095
27,700	VF Corp	2,365,857
64,854	Walgreens Boots Alliance Inc	2,586,378
123,414	Walmart Inc	17,790,128
5,297	Whirlpool Corp	956,056
3,933	WW Grainger Inc	1,606,001
8,112	Wynn Resorts Ltd	915,277
26,470	Yum! Brands Inc	2,873,583
		273,799,112
Consumer, Non-Cyclical — 20.68%
157,775	Abbott Laboratories	17,274,785
157,162	AbbVie Inc	16,839,908
3,859	ABIOMED Inc(a)	1,251,088
19,366	Alexion Pharmaceuticals Inc(a)	3,025,744
6,387	Align Technology Inc(a)	3,413,085
165,436	Altria Group Inc	6,782,876
13,601	AmerisourceBergen Corp	1,329,634
51,824	Amgen Inc	11,915,374
22,139	Anthem Inc	7,108,611
48,349	Archer-Daniels-Midland Co	2,437,273
38,173	Automatic Data Processing Inc	6,726,083
7,395	Avery Dennison Corp	1,147,038
45,234	Baxter International Inc	3,629,576
25,818	Becton Dickinson and Co	6,460,180
13,698	Biogen Inc(a)	3,354,092
1,932	Bio-Rad Laboratories Inc Class A(a)	1,126,240
126,705	Boston Scientific Corp(a)	4,555,045
201,163	Bristol-Myers Squibb Co	12,478,141
16,160	Brown-Forman Corp Class B	1,283,589
16,639	Campbell Soup Co	804,496
26,648	Cardinal Health Inc	1,427,267
14,277	Catalent Inc(a)	1,485,807
50,775	Centene Corp(a)	3,048,023
22,161	Church & Dwight Co Inc	1,933,104
32,160	Cigna Corp	6,695,069
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
7,835	Cintas Corp	$ 2,769,359
11,390	Clorox Co	2,299,869
344,302	Coca-Cola Co	18,881,522
76,305	Colgate-Palmolive Co	6,524,841
41,914	Conagra Brands Inc	1,519,802
15,232	Constellation Brands Inc Class A	3,336,570
4,179	Cooper Cos Inc	1,518,314
65,471	Corteva Inc	2,535,037
116,519	CVS Health Corp	7,958,248
56,281	Danaher Corp	12,502,261
6,590	DaVita Inc(a)	773,666
18,379	DENTSPLY SIRONA Inc	962,324
8,516	DexCom Inc(a)	3,148,536
55,481	Edwards Lifesciences Corp(a)	5,061,532
70,679	Eli Lilly and Co	11,933,442
10,715	Equifax Inc	2,066,281
20,110	Estee Lauder Cos Inc Class A	5,353,081
7,231	FleetCor Technologies Inc(a)	1,972,834
7,674	Gartner Inc(a)	1,229,298
53,596	General Mills Inc	3,151,445
111,589	Gilead Sciences Inc	6,501,175
26,647	Global Payments Inc	5,740,297
23,396	HCA Healthcare Inc	3,847,706
12,353	Henry Schein Inc(a)	825,922
13,366	Hershey Co	2,036,043
23,551	Hologic Inc(a)	1,715,219
25,104	Hormel Foods Corp	1,170,097
11,782	Humana Inc	4,833,801
7,517	IDEXX Laboratories Inc(a)	3,757,523
32,801	IHS Markit Ltd	2,946,514
12,997	Illumina Inc(a)	4,808,890
16,468	Incyte Corp(a)	1,432,387
10,465	Intuitive Surgical Inc(a)	8,561,416
17,068	IQVIA Holdings Inc(a)	3,058,074
10,522	J M Smucker Co	1,216,343
234,022	Johnson & Johnson	36,830,382
22,873	Kellogg Co	1,423,387
30,050	Kimberly-Clark Corp	4,051,641
58,942	Kraft Heinz Co	2,042,930
69,919	Kroger Co	2,220,627
8,492	Laboratory Corp of America Holdings(a)	1,728,547
12,365	Lamb Weston Holdings Inc	973,620
3,322	MarketAxess Holdings Inc	1,895,400
21,684	McCormick & Co Inc	2,072,990
14,259	McKesson Corp	2,479,925
119,823	Medtronic PLC	14,036,066
225,225	Merck & Co Inc	18,423,405
17,406	Molson Coors Beverage Co Class B	786,577
127,314	Mondelez International Inc Class A	7,444,050
32,239	Monster Beverage Corp(a)	2,981,463
14,192	Moody's Corp	4,119,086
29,140	Nielsen Holdings PLC	608,152
104,305	PayPal Holdings Inc(a)	24,428,231
123,023	PepsiCo Inc	18,244,311

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
11,822	Perrigo Co PLC	$ 528,680
494,810	Pfizer Inc	18,213,956
138,633	Philip Morris International Inc	11,477,426
220,566	Procter & Gamble Co	30,689,553
12,544	Quanta Services Inc	903,419
11,632	Quest Diagnostics Inc	1,386,185
9,275	Regeneron Pharmaceuticals Inc(a)	4,480,845
12,874	ResMed Inc	2,736,497
9,940	Robert Half International Inc	621,051
19,869	Rollins Inc	776,282
21,419	S&P Global Inc	7,041,068
7,288	Steris PLC	1,381,368
29,105	Stryker Corp	7,131,889
45,977	Sysco Corp	3,414,252
3,990	Teleflex Inc	1,642,164
35,282	Thermo Fisher Scientific Inc	16,433,650
26,519	Tyson Foods Inc Class A	1,708,884
6,526	United Rentals Inc(a)	1,513,445
84,351	UnitedHealth Group Inc	29,580,209
6,826	Universal Health Services Inc Class B	938,575
8,222	Varian Medical Systems Inc(a)	1,438,932
14,457	Verisk Analytics Inc	3,001,129
23,149	Vertex Pharmaceuticals Inc(a)	5,471,035
105,430	Viatris Inc(a)	1,975,758
6,451	West Pharmaceutical Services Inc	1,827,633
18,251	Zimmer Biomet Holdings Inc	2,812,297
42,309	Zoetis Inc	7,002,139
		588,400,908
Energy — 2.26%
34,264	Apache Corp	486,206
58,251	Baker Hughes Co	1,214,533
37,849	Cabot Oil & Gas Corp	616,182
171,368	Chevron Corp	14,472,028
17,682	Concho Resources Inc	1,031,745
95,069	ConocoPhillips	3,801,809
30,618	Devon Energy Corp	484,071
13,876	Diamondback Energy Inc	671,598
52,560	EOG Resources Inc	2,621,167
376,398	Exxon Mobil Corp	15,515,126
79,569	Halliburton Co	1,503,854
23,665	Hess Corp	1,249,275
11,717	HollyFrontier Corp	302,885
169,911	Kinder Morgan Inc	2,322,683
72,756	Marathon Oil Corp	485,283
59,158	Marathon Petroleum Corp	2,446,775
33,866	NOV Inc(a)	464,980
74,316	Occidental Petroleum Corp	1,286,410
39,553	ONEOK Inc	1,518,044
38,227	Phillips 66	2,673,596
15,148	Pioneer Natural Resources Co	1,725,206
126,111	Schlumberger NV	2,753,003
Shares		Fair Value
Energy — (continued)
34,576	TechnipFMC PLC	$ 325,014
36,593	Valero Energy Corp	2,070,066
109,291	Williams Cos Inc	2,191,285
		64,232,824
Financial — 14.32%
57,803	Aflac Inc	2,570,499
10,823	Alexandria Real Estate Equities Inc REIT	1,928,875
27,068	Allstate Corp	2,975,585
58,060	American Express Co	7,020,035
76,254	American International Group Inc	2,886,976
39,543	American Tower Corp REIT	8,875,822
10,243	Ameriprise Financial Inc	1,990,522
20,351	Aon PLC Class A	4,299,556
17,408	Arthur J Gallagher & Co	2,153,544
5,147	Assurant Inc	701,124
12,697	AvalonBay Communities Inc REIT	2,036,980
677,683	Bank of America Corp	20,540,572
71,198	Bank of New York Mellon Corp	3,021,643
173,030	Berkshire Hathaway Inc Class B(a)	40,120,466
12,626	BlackRock Inc	9,110,164
12,834	Boston Properties Inc REIT	1,213,198
40,414	Capital One Financial Corp	3,994,924
9,093	Cboe Global Markets Inc	846,740
28,978	CBRE Group Inc Class A(a)	1,817,500
132,791	Charles Schwab Corp	7,043,235
40,181	Chubb Ltd	6,184,660
13,842	Cincinnati Financial Corp	1,209,376
185,336	Citigroup Inc	11,427,818
37,988	Citizens Financial Group Inc	1,358,451
31,957	CME Group Inc	5,817,772
11,925	Comerica Inc	666,131
38,325	Crown Castle International Corp REIT	6,100,957
24,610	Digital Realty Trust Inc REIT	3,433,341
27,905	Discover Financial Services	2,526,240
32,642	Duke Realty Corp REIT	1,304,701
7,926	Equinix Inc REIT	5,660,591
31,290	Equity Residential REIT	1,854,871
5,532	Essex Property Trust Inc REIT	1,313,407
3,326	Everest Re Group Ltd	778,583
11,490	Extra Space Storage Inc REIT	1,331,231
5,923	Federal Realty Investment Trust REIT	504,166
64,864	Fifth Third Bancorp	1,788,300
15,070	First Republic Bank	2,214,235
26,578	Franklin Resources Inc	664,184
8,997	Globe Life Inc	854,355
30,628	Goldman Sachs Group Inc	8,076,910
32,699	Hartford Financial Services Group Inc	1,601,597

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Financial — (continued)
48,779	Healthpeak Properties Inc REIT	$ 1,474,589
59,752	Host Hotels & Resorts Inc REIT	874,172
86,380	Huntington Bancshares Inc	1,090,979
49,966	Intercontinental Exchange Inc	5,760,580
33,761	Invesco Ltd	588,454
26,887	Iron Mountain Inc REIT(b)	792,629
270,987	JPMorgan Chase & Co	34,434,318
89,191	KeyCorp	1,463,624
39,644	Kimco Realty Corp REIT	595,056
14,975	Lincoln National Corp	753,392
21,128	Loews Corp	951,183
11,739	M&T Bank Corp	1,494,375
45,120	Marsh & McLennan Cos Inc	5,279,040
78,246	Mastercard Inc Class A	27,929,127
67,683	MetLife Inc	3,177,717
9,650	Mid-America Apartment Communities Inc REIT	1,222,559
127,234	Morgan Stanley	8,719,346
10,317	Nasdaq Inc	1,369,479
18,239	Northern Trust Corp	1,698,780
37,586	People's United Financial Inc	485,987
37,682	PNC Financial Services Group Inc	5,614,618
21,749	Principal Financial Group Inc	1,078,968
52,106	Progressive Corp	5,152,241
65,806	Prologis Inc REIT	6,558,226
35,817	Prudential Financial Inc	2,796,233
13,330	Public Storage REIT	3,078,297
10,702	Raymond James Financial Inc	1,023,860
32,100	Realty Income Corp REIT	1,995,657
13,143	Regency Centers Corp REIT	599,189
85,260	Regions Financial Corp	1,374,391
9,892	SBA Communications Corp REIT	2,790,830
27,999	Simon Property Group Inc REIT	2,387,755
6,955	SL Green Realty Corp REIT(b)	414,379
32,061	State Street Corp	2,333,400
4,607	SVB Financial Group(a)	1,786,733
48,729	Synchrony Financial	1,691,384
19,852	T Rowe Price Group Inc	3,005,394
22,905	Travelers Cos Inc	3,215,175
120,010	Truist Financial Corp	5,752,079
27,290	UDR Inc REIT	1,048,755
19,394	Unum Group	444,898
122,035	US Bancorp	5,685,611
33,766	Ventas Inc REIT	1,655,885
150,729	Visa Inc Class A	32,968,954
15,049	Vornado Realty Trust REIT	561,930
11,788	W R Berkley Corp	782,959
368,054	Wells Fargo & Co	11,107,870
36,341	Welltower Inc REIT	2,348,355
38,459	Western Union Co	843,790
66,814	Weyerhaeuser Co REIT	2,240,273
Shares		Fair Value
Financial — (continued)
11,736	Willis Towers Watson PLC	$ 2,472,540
14,168	Zions Bancorp NA	615,458
		407,401,310
Industrial — 8.17%
51,348	3M Co	8,975,117
12,913	A O Smith Corp	707,891
27,112	Agilent Technologies Inc	3,212,501
8,519	Allegion PLC	991,441
144,305	Amcor PLC	1,698,470
19,955	AMETEK Inc	2,413,358
26,590	Amphenol Corp Class A	3,477,174
28,630	Ball Corp	2,667,743
47,239	Boeing Co	10,111,980
72,304	Carrier Global Corp	2,727,307
48,360	Caterpillar Inc	8,802,487
12,646	CH Robinson Worldwide Inc	1,187,080
68,080	CSX Corp	6,178,260
27,896	Deere & Co	7,505,419
13,153	Dover Corp	1,660,566
35,483	Eaton Corp PLC	4,262,928
53,237	Emerson Electric Co	4,278,658
15,161	Expeditors International of Washington Inc	1,441,963
21,505	FedEx Corp	5,583,128
12,032	FLIR Systems Inc	527,363
12,851	Flowserve Corp	473,559
29,499	Fortive Corp	2,089,119
12,624	Fortune Brands Home & Security Inc	1,082,129
13,720	Garmin Ltd	1,641,735
20,692	General Dynamics Corp	3,079,383
779,805	General Electric Co	8,421,894
62,465	Honeywell International Inc	13,286,305
35,363	Howmet Aerospace Inc	1,009,260
3,709	Huntington Ingalls Industries Inc	632,310
6,815	IDEX Corp	1,357,548
25,641	Illinois Tool Works Inc	5,227,687
32,532	Ingersoll Rand Inc(a)	1,482,158
11,709	Jacobs Engineering Group Inc	1,275,813
7,465	JB Hunt Transport Services Inc	1,020,092
64,443	Johnson Controls International PLC	3,002,399
8,426	Kansas City Southern	1,719,999
16,044	Keysight Technologies Inc(a)	2,119,252
18,705	L3Harris Technologies Inc	3,535,619
21,918	Lockheed Martin Corp	7,780,452
5,597	Martin Marietta Materials Inc	1,589,380
22,648	Masco Corp	1,244,055
2,110	Mettler-Toledo International Inc(a)	2,404,725
22,610	Norfolk Southern Corp	5,372,362
13,803	Northrop Grumman Corp	4,206,050
8,754	Old Dominion Freight Line Inc	1,708,606

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Industrial — (continued)
35,259	Otis Worldwide Corp	$ 2,381,746
8,461	Packaging Corp of America	1,166,856
11,416	Parker-Hannifin Corp	3,109,833
14,301	Pentair PLC	759,240
10,320	PerkinElmer Inc	1,480,920
135,197	Raytheon Technologies Corp	9,667,937
18,749	Republic Services Inc	1,805,529
10,230	Rockwell Automation Inc	2,565,786
9,306	Roper Technologies Inc	4,011,724
13,866	Sealed Air Corp	634,924
5,083	Snap-on Inc	869,905
13,941	Stanley Black & Decker Inc	2,489,305
29,202	TE Connectivity Ltd	3,535,486
3,303	Teledyne Technologies Inc(a)	1,294,710
20,557	Textron Inc	993,520
21,047	Trane Technologies PLC	3,055,183
4,811	TransDigm Group Inc(a)	2,977,287
59,988	Union Pacific Corp	12,490,701
63,669	United Parcel Service Inc Class B	10,721,860
11,799	Vontier Corp(a)	394,087
11,441	Vulcan Materials Co	1,696,815
34,611	Waste Management Inc	4,081,675
5,690	Waters Corp(a)	1,407,820
16,449	Westinghouse Air Brake Technologies Corp	1,204,067
22,664	Westrock Co	986,564
15,574	Xylem Inc	1,585,277
		232,541,482
Technology — 22.96%
56,400	Accenture PLC Class A	14,732,244
68,765	Activision Blizzard Inc	6,384,830
42,704	Adobe Inc(a)	21,357,124
106,264	Advanced Micro Devices Inc(a)	9,745,471
13,854	Akamai Technologies Inc(a)	1,454,531
32,809	Analog Devices Inc	4,846,874
7,751	ANSYS Inc(a)	2,819,814
1,420,560	Apple Inc	188,494,106
81,300	Applied Materials Inc	7,016,190
19,574	Autodesk Inc(a)	5,976,725
36,008	Broadcom Inc	15,766,103
10,359	Broadridge Financial Solutions Inc	1,586,999
24,830	Cadence Design Systems Inc(a)	3,387,557
27,972	Cerner Corp	2,195,243
10,707	Citrix Systems Inc	1,392,981
47,593	Cognizant Technology Solutions Corp Class A	3,900,246
20,309	DXC Technology Co	522,957
25,589	Electronic Arts Inc	3,674,580
55,237	Fidelity National Information Services Inc	7,813,826
49,536	Fiserv Inc(a)	5,640,169
12,079	Fortinet Inc(a)	1,794,094
Shares		Fair Value
Technology — (continued)
116,004	Hewlett Packard Enterprise Co	$ 1,374,647
124,319	HP Inc	3,057,004
364,805	Intel Corp	18,174,585
79,323	International Business Machines Corp	9,985,179
23,390	Intuit Inc	8,884,692
3,236	IPG Photonics Corp(a)	724,184
6,938	Jack Henry & Associates Inc	1,123,887
13,751	KLA Corp	3,560,271
12,820	Lam Research Corp	6,054,501
12,112	Leidos Holdings Inc	1,273,213
24,130	Maxim Integrated Products Inc	2,139,125
23,409	Microchip Technology Inc	3,233,017
99,100	Micron Technology Inc(a)	7,450,338
672,137	Microsoft Corp	149,496,712
7,356	MSCI Inc	3,284,675
19,210	NetApp Inc	1,272,470
54,998	NVIDIA Corp	28,719,956
168,859	Oracle Corp	10,923,489
28,200	Paychex Inc	2,627,676
4,380	Paycom Software Inc(a)	1,980,855
10,411	Qorvo Inc(a)	1,731,037
100,682	QUALCOMM Inc	15,337,896
81,454	salesforce.com Inc(a)	18,125,959
20,031	Seagate Technology PLC	1,245,127
17,334	ServiceNow Inc(a)	9,541,154
15,092	Skyworks Solutions Inc	2,307,265
13,462	Synopsys Inc(a)	3,489,889
10,327	Take-Two Interactive Software Inc(a)	2,145,847
14,909	Teradyne Inc	1,787,440
81,716	Texas Instruments Inc	13,412,047
3,532	Tyler Technologies Inc(a)	1,541,789
26,886	Western Digital Corp	1,489,216
12,973	Xerox Holdings Corp	300,844
21,798	Xilinx Inc	3,090,302
4,680	Zebra Technologies Corp Class A(a)	1,798,664
		653,187,616
Utilities — 2.74%
58,574	AES Corp	1,376,489
22,424	Alliant Energy Corp	1,155,509
22,038	Ameren Corp	1,720,286
44,188	American Electric Power Co Inc	3,679,535
16,108	American Water Works Co Inc	2,472,095
11,663	Atmos Energy Corp	1,113,000
49,300	CenterPoint Energy Inc	1,066,852
26,115	CMS Energy Corp	1,593,276
30,478	Consolidated Edison Inc	2,202,645
72,624	Dominion Energy Inc	5,461,325
17,522	DTE Energy Co	2,127,346
65,515	Duke Energy Corp	5,998,553
34,230	Edison International	2,150,329

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
Shares		Fair Value
Utilities — (continued)
17,926	Entergy Corp	$ 1,789,732
20,535	Evergy Inc	1,139,898
29,852	Eversource Energy	2,582,496
86,587	Exelon Corp	3,655,703
47,398	FirstEnergy Corp	1,450,853
174,398	NextEra Energy Inc	13,454,806
33,172	NiSource Inc	760,966
20,839	NRG Energy Inc	782,504
10,548	Pinnacle West Capital Corp	843,313
69,857	PPL Corp	1,969,967
44,648	Public Service Enterprise Group Inc	2,602,978
25,649	Sempra Energy	3,267,939
94,027	Southern Co	5,776,079
27,915	WEC Energy Group Inc	2,569,017
45,969	Xcel Energy Inc	3,064,753
		77,828,244
TOTAL COMMON STOCK — 98.92% (Cost $1,357,016,323)		$2,814,437,792
GOVERNMENT MONEY MARKET MUTUAL FUNDS
300,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	300,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $300,000)		$ 300,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.12%
$774,493	Undivided interest of 1.52% in a repurchase agreement (principal amount/value $50,827,140 with a maturity value of $50,827,535) with Morgan Stanley & Co LLC, 0.07%, dated 12/31/20 to be repurchased at $774,493 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/4/21 - 12/20/50, with a value of $51,843,750.(c)	774,493
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 887,618	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $55,851,428 with a maturity value of $55,851,924) with RBC Capital Markets Corp, 0.08%, dated 12/31/20 to be repurchased at $887,618 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 1/5/21 - 12/20/50, with a value of $56,968,457.(c)	$ 887,618
887,618	Undivided interest of 1.63% in a repurchase agreement (principal amount/value $54,474,036 with a maturity value of $54,474,460) with Citigroup Global Markets Inc, 0.07%, dated 12/31/20 to be repurchased at $887,618 on 1/4/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.00%, 9/15/21 - 1/1/51, with a value of $55,563,519.(c)	887,618
887,618	Undivided interest of 37.45% in a repurchase agreement (principal amount/value $2,370,497 with a maturity value of $2,370,515) with HSBC Securities (USA) Inc, 0.07%, dated 12/31/20 to be repurchased at $887,618 on 1/4/21 collateralized by various U.S. Government Agency securities, 3.60% - 4.00%, 6/1/30 - 11/20/48, with a value of $2,417,907.(c)	887,618
TOTAL SHORT TERM INVESTMENTS — 0.12% (Cost $3,437,347)		$ 3,437,347
TOTAL INVESTMENTS — 99.05% (Cost $1,360,753,670)		$2,818,175,139
OTHER ASSETS & LIABILITIES, NET — 0.95%		$ 27,073,734
TOTAL NET ASSETS — 100.00%		$2,845,248,873

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2020
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2020.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2020.
REIT	Real Estate Investment Trust
At December 31, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	232	USD	43,486,080	March 2021	$594,138
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $3,606,610 of securities on loan)(a)	$2,814,737,792
Repurchase agreements, fair value(b)	3,437,347
Cash	24,348,405
Cash pledged on futures contracts	16,077,597
Dividends receivable	2,091,831
Subscriptions receivable	1,733,438
Variation margin on futures contracts	285,360
Total Assets	2,862,711,770
LIABILITIES:
Payable for director fees	5,258
Payable for distribution fees	386
Payable for other accrued fees	69,509
Payable for shareholder services fees	503,752
Payable to investment adviser	391,693
Payable upon return of securities loaned	3,737,347
Redemptions payable	12,754,952
Total Liabilities	17,462,897
NET ASSETS	$2,845,248,873
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$19,071,525
Paid-in capital in excess of par	1,261,916,621
Undistributed/accumulated earnings	1,564,260,727
NET ASSETS	$2,845,248,873
NET ASSETS BY CLASS
Investor Class	$1,700,371,675
Class L	$1,715,084
Institutional Class	$1,143,162,114
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	10,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	65,143,449
Class L	89,745
Institutional Class	125,482,057
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$26.10
Class L	$19.11
Institutional Class	$9.11
(a) Cost of investments	$1,357,316,323
(b) Cost of repurchase agreements	$3,437,347
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$54,398
Income from securities lending	58,243
Dividends	50,229,030
Total Income	50,341,671
EXPENSES:
Management fees	4,499,830
Shareholder services fees – Investor Class	4,872,924
Shareholder services fees – Class L	859,580
Audit and tax fees	31,185
Custodian fees	36,785
Director's fees	20,142
Distribution fees – Class L	611,731
Legal fees	6,016
Pricing fees	1,709
Registration fees	82,643
Shareholder report fees	54,369
Transfer agent fees	12,405
Other fees	8,426
Total Expenses	11,097,745
NET INVESTMENT INCOME	39,243,926
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	355,007,708
Net realized gain on futures contracts	20,482,080
Net Realized Gain	375,489,788
Net change in unrealized appreciation on investments	48,896,319
Net change in unrealized appreciation on futures contracts	256,582
Net Change in Unrealized Appreciation	49,152,901
Net Realized and Unrealized Gain	424,642,689
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$463,886,615
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West S&P 500® Index Fund	2020	2019
OPERATIONS:
Net investment income	$39,243,926	$46,840,598
Net realized gain	375,489,788	272,746,132
Net change in unrealized appreciation	49,152,901	457,661,241
Net Increase in Net Assets Resulting from Operations	463,886,615	777,247,971
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(127,489,485)	(72,910,374)
Class L	(10,622,220)	(21,016,663)
Institutional Class	(245,878,275)	(149,265,913)
From Net Investment Income and Net Realized Gains	(383,989,980)	(243,192,950)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	711,876,606	340,103,837
Class L	93,487,284	102,469,915
Institutional Class	182,407,393	131,391,719
Shares issued in reinvestment of distributions
Investor Class	127,489,485	72,910,374
Class L	10,622,220	21,016,663
Institutional Class	245,878,275	149,265,913
Shares redeemed
Investor Class	(717,752,035)	(662,075,819)
Class L	(440,757,869)	(85,773,206)
Institutional Class	(400,710,775)	(317,651,698)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(187,459,416)	(248,342,302)
Total Increase (Decrease) in Net Assets	(107,562,781)	285,712,719
NET ASSETS:
Beginning of year	2,952,811,654	2,667,098,935
End of year	$2,845,248,873	$2,952,811,654
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,650,100	15,275,798
Class L	5,334,478	5,953,232
Institutional Class	20,980,403	13,437,107
Shares issued in reinvestment of distributions
Investor Class	4,974,646	3,046,440
Class L	572,932	1,162,749
Institutional Class	26,725,338	15,265,324
Shares redeemed
Investor Class	(29,995,116)	(29,325,789)
Class L	(24,278,958)	(4,937,949)
Institutional Class	(41,854,103)	(32,195,212)
Net Decrease	(7,890,280)	(12,318,300)
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$24.05	0.32	3.88	4.20	(0.18)	(1.97)	(2.15)	$26.10	17.77%
12/31/2019	$19.33	0.34	5.61	5.95	(0.16)	(1.07)	(1.23)	$24.05	30.84%
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
Class L
12/31/2020	$18.10	0.19	2.87	3.06	(0.08)	(1.97)	(2.05)	$19.11	17.30%
12/31/2019	$14.82	0.21	4.29	4.50	(0.15)	(1.07)	(1.22)	$18.10	30.52%
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
Institutional Class
12/31/2020	$ 9.72	0.16	1.53	1.69	(0.33)	(1.97)	(2.30)	$ 9.11	18.27%
12/31/2019	$ 8.48	0.18	2.45	2.63	(0.32)	(1.07)	(1.39)	$ 9.72	31.18%
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2020	$1,700,372	0.52%	0.52%	1.31%	4%
12/31/2019	$1,455,201	0.52%	0.52%	1.50%	4%
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
Class L
12/31/2020	$ 1,715	0.79%	0.79%	1.10%	4%
12/31/2019	$ 334,220	0.79%	0.79%	1.22%	4%
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
Institutional Class
12/31/2020	$1,143,162	0.17%	0.17%	1.67%	4%
12/31/2019	$1,163,391	0.17%	0.17%	1.85%	4%
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2020

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$47,605,595	$47,491,194
Long-term capital gain	336,384,385	195,701,756
	$383,989,980	$243,192,950
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,826,364
Undistributed long-term capital gains	116,122,254
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,446,312,109
Tax composition of capital	$1,564,260,727

Annual Report - December 31, 2020

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$1,372,457,168
Gross unrealized appreciation on investments	1,573,686,795
Gross unrealized depreciation on investments	(127,374,686)
Net unrealized appreciation on investments	$1,446,312,109
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received, if any. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 241 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2020 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$594,138 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2020

The effect of derivative investments for the year ended December 31, 2020 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$20,482,080	Net change in unrealized appreciation on futures contracts	$256,582
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars, 0.11% of the Fund’s average daily net assets over $2 billion dollars, and 0.09% of the average daily net assets over $3 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited ("ILIM"), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.0075% of the net assets.
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $114,038,451 and $624,993,931, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2020

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the Fund had securities on loan valued at $3,606,610 and received collateral as reported on the Statement of Assets and Liabilities of $3,737,347 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2021
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 95% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021